Condensed Consolidated Statement of Changes in Shareholder’s Deficit - USD ($)	Common Stock Breeze Holdings Acquisition Corp.	Common Stock	Additional Paid-in Capital Breeze Holdings Acquisition Corp.	Additional Paid-in Capital	Accumulated Deficit Breeze Holdings Acquisition Corp.	Accumulated Deficit	Breeze Holdings Acquisition Corp.	Total
Balance at Dec. 31, 2022	$ 315				$ (6,532,077)		$ (6,531,762)
Balance (in Shares) at Dec. 31, 2022	3,140,000
Re-measurement of Common Stock to redemption value					(544,550)		(544,550)
Excise taxes payable					(56,270)		(56,270)
Net income (loss)					(2,549,111)		(2,549,111)
Balance at Dec. 31, 2023	$ 315				(9,682,008)		(9,681,693)
Balance (in Shares) at Dec. 31, 2023	3,140,000
Re-measurement of Common Stock to redemption value					(521,132)		(521,132)
Net income (loss)					(22,015,739)		(22,015,739)
Balance at Mar. 31, 2024	$ 315				(32,218,879)		(32,218,564)
Balance (in Shares) at Mar. 31, 2024	3,140,000
Balance at Dec. 31, 2023	$ 315				(9,682,008)		(9,681,693)
Balance (in Shares) at Dec. 31, 2023	3,140,000
Net income (loss)							(4,912,173)
Balance at Jun. 30, 2024	$ 315	$ 0			(15,339,265)		(15,338,950)	$ 0
Balance (in Shares) at Jun. 30, 2024	3,140,000	1,000
Balance at Dec. 31, 2023	$ 315				(9,682,008)		(9,681,693)
Balance (in Shares) at Dec. 31, 2023	3,140,000
Re-measurement of Common Stock to redemption value					(866,056)		(866,056)
Excise taxes payable					(104,171)		(104,171)
Net income (loss)					(2,304,638)		(2,304,638)
Balance at Dec. 31, 2024	$ 315	$ 0			(12,956,873)	(66,441)	(12,956,558)	(66,441)
Balance (in Shares) at Dec. 31, 2024	3,140,000	1,000
Balance at Feb. 05, 2024
Balance (in Shares) at Feb. 05, 2024
Issuance of ordinary shares		$ 0						0
Issuance of ordinary shares (in Shares)		1,000
Net income (loss)								0
Balance at Jun. 30, 2024	$ 315	$ 0			(15,339,265)		(15,338,950)	0
Balance (in Shares) at Jun. 30, 2024	3,140,000	1,000
Balance at Feb. 05, 2024
Balance (in Shares) at Feb. 05, 2024
Issuance of ordinary shares		$ 0						0
Issuance of ordinary shares (in Shares)		1,000
Net income (loss)						(66,441)		(66,441)
Balance at Dec. 31, 2024	$ 315	$ 0			(12,956,873)	(66,441)	(12,956,558)	(66,441)
Balance (in Shares) at Dec. 31, 2024	3,140,000	1,000
Balance at Mar. 31, 2024	$ 315				(32,218,879)		(32,218,564)
Balance (in Shares) at Mar. 31, 2024	3,140,000
Re-measurement of Common Stock to redemption value					(193,135)		(193,135)
Excise taxes payable					(30,817)		(30,817)
Net income (loss)					17,103,566		17,103,566
Balance at Jun. 30, 2024	$ 315	$ 0			(15,339,265)		(15,338,950)	0
Balance (in Shares) at Jun. 30, 2024	3,140,000	1,000
Balance at Dec. 31, 2024	$ 315	$ 0			(12,956,873)	(66,441)	(12,956,558)	(66,441)
Balance (in Shares) at Dec. 31, 2024	3,140,000	1,000
Re-measurement of Common Stock to redemption value					(103,934)		(103,934)
Net income (loss)					(3,367,514)		(3,367,514)
Balance at Mar. 31, 2025	$ 315				(16,428,321)		(16,428,006)
Balance (in Shares) at Mar. 31, 2025	3,140,000
Balance at Dec. 31, 2024	$ 315	$ 0			(12,956,873)	(66,441)	(12,956,558)	(66,441)
Balance (in Shares) at Dec. 31, 2024	3,140,000	1,000
Net income (loss)						(1,239)	(5,582,198)	(1,239)
Balance at Jun. 30, 2025	$ 315	$ 0			(18,710,088)	(67,680)	(18,709,773)	(67,680)
Balance (in Shares) at Jun. 30, 2025	3,140,000	1,000
Balance at Mar. 31, 2025	$ 315				(16,428,321)		(16,428,006)
Balance (in Shares) at Mar. 31, 2025	3,140,000
Re-measurement of Common Stock to redemption value					(61,239)		(61,239)
Excise taxes payable					(5,844)		(5,844)
Net income (loss)					(2,214,684)		(2,214,684)
Balance at Jun. 30, 2025	$ 315	$ 0			$ (18,710,088)	$ (67,680)	$ (18,709,773)	$ (67,680)
Balance (in Shares) at Jun. 30, 2025	3,140,000	1,000